Derivative warrant liabilities (Details) $ in Thousands	6 Months Ended
Feb. 28, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Ending balance at derivative warrant liabilities	$ 4,400
Derivative Warrant Liabilities [Member]
IfrsStatementLineItems [Line Items]
Beginning balance at derivative warrant liabilities	6,849
Change in fair value	(2,400)
Ending balance at derivative warrant liabilities	$ 4,449